UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854

13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kip Allardt
Title:      Chief Operating Officer
Phone:      (203) 838-3188

Signature, Place and Date of Signing:


/s/ Kip Allardt             South Norwalk, Connecticut      November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total: $6,568,415
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-12213               Discovery Global Opportunity Master Fund, Ltd.

2.    028-14841               Discovery Global Focus Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE       SHARED NONE
--------------                --------------    -----      -------   -------    --- ----   ----------  -----  ----       ------ ----
AGNICO EAGLE MINES LTD               COM       008474108     15,564     300,000 SH         DEFINED     1,2       300,000
ALLSTATE CORP                        COM       020002101     74,041   1,869,250 SH         DEFINED     1,2     1,869,250
AMAZON COM INC                       COM       023135106    109,408     430,200 SH         DEFINED     1,2       430,200
AMERICAN INTL GROUP INC            COM NEW     026874784     92,374   2,818,000 SH         DEFINED     1,2     2,818,000
ANADARKO PETE CORP                   COM       032511107     42,267     604,500 SH         DEFINED     1,2       604,500
APPLE INC                            COM       037833100  1,345,585   2,017,052 SH         DEFINED     1,2     2,017,052
BANCO BRADESCO S A             SP ADR PFD NEW  059460303     10,558     657,000 SH         DEFINED     1,2       657,000
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT  05967A107     47,238   6,409,500 SH         DEFINED     1,2     6,409,500
BITAUTO HLDGS LTD               SPONSORED ADS  091727107      1,006     224,082 SH         DEFINED     1,2       224,082
BROADCOM CORP                       CL A       111320107    183,508   5,308,300 SH         DEFINED     1,2     5,308,300
CAMELOT INFORMATION SYS INC    ADS RP ORD SHS  13322V105      2,421   1,352,259 SH         DEFINED     1,2     1,352,259
CAPITAL ONE FINL CORP                COM       14040H105    105,155   1,844,500 SH         DEFINED     1,2     1,844,500
CEMEX SAB DE CV                 SPON ADR NEW   151290889      6,479     777,815 SH         DEFINED     1,2       777,815
CENTRAL EUROPEAN MEDIA ENTRP      CL A NEW     G20045202        770     118,259 SH         DEFINED     1,2       118,259
CF INDS HLDGS INC                    COM       125269100    121,489     546,659 SH         DEFINED     1,2       546,659
CHIPOTLE MEXICAN GRILL INC           COM       169656105     14,924      47,000 SH         DEFINED     1,2        47,000
COMPANIA DE MINAS BUENAVENTU    SPONSORED ADR  204448104      5,065     130,000 SH         DEFINED     1,2       130,000
CITIGROUP INC                      COM NEW     172967424     67,174   2,053,000 SH         DEFINED     1,2     2,053,000
COACH INC                            COM       189754104     70,563   1,259,603 SH         DEFINED     1,2     1,259,603
COBALT INTL ENERGY INC               COM       19075F106      3,888     174,644 SH         DEFINED     1,2       174,644
CONCHO RES INC                       COM       20605P101     43,234     456,300 SH         DEFINED     1,2       456,300
CORE LABORATORIES N V                COM       N22717107     15,641     128,750 SH         DEFINED     1,2       128,750
CREDIT SUISSE GROUP             SPONSORED ADR  225401108     17,110     809,000 SH         DEFINED     1,2       809,000
DEUTSCHE BANK AG                  NAMEN AKT    D18190898     13,878     350,000 SH         DEFINED     1,2       350,000
DIRECTV                              COM       25490A309    172,069   3,280,000 SH         DEFINED     1,2     3,280,000
DISCOVER FINL SVCS                   COM       254709108     63,989   1,610,600 SH         DEFINED     1,2     1,610,600
DURATA THERAPEUTICS INC              COM       26658A107      7,144     760,000 SH         DEFINED     1,2       760,000
EBAY INC                             COM       278642103    267,593   5,527,641 SH         DEFINED     1,2     5,527,641
EOG RES INC                          COM       26875P101     33,951     303,000 SH         DEFINED     1,2       303,000
EQUINIX INC                        COM NEW     29444U502      8,798      42,700 SH         DEFINED     1,2        42,700
FACEBOOK INC                        CL A       30303M102     26,459   1,221,571 SH         DEFINED     1,2     1,221,571
FACEBOOK INC                        CL A       30303M102     26,458   1,221,500     PUT    DEFINED     1,2     1,221,500
SELECT SECTOR SPDR TR           SBI INT-FINL   81369Y605     10,920     700,000 SH         DEFINED     1,2       700,000
FOCUS MEDIA HLDG LTD            SPONSORED ADR  34415V109    115,600   4,940,159 SH         DEFINED     1,2     4,940,159
GEORGIA GULF CORP             COM PAR$0.01 NEW 373200302     61,356   1,693,983 SH         DEFINED     1,2     1,693,983
GRUPO TELEVISA SA             SPON ADR REP ORD 40049J206     28,800   1,225,009 SH         DEFINED     1,2     1,225,009
HOLLYFRONTIER CORP                   COM       436106108     60,254   1,460,000 SH         DEFINED     1,2     1,460,000
HUMANA INC                           COM       444859102     42,083     599,900 SH         DEFINED     1,2       599,900
HYPERDYNAMICS CORP                   COM       448954107        986   1,350,000 SH         DEFINED     1,2     1,350,000
ICICI BK LTD                         ADR       45104G104      2,147      53,500 SH         DEFINED     1,2        53,500
IMPERIAL HLDGS INC                   COM       452834104      5,968   1,750,000 SH         DEFINED     1,2     1,750,000
ISHARES TR                     MSCI EMERG MKT  464287234     56,933   1,377,845 SH         DEFINED     1,2     1,377,845
ISHARES INC                    MSCI MEX INVEST 464286822      5,284      80,800 SH         DEFINED     1,2        80,800
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD 465562106     15,093     987,750 SH         DEFINED     1,2       987,750
LG DISPLAY CO LTD               SPONS ADR REP  50186V102      1,257     100,000 SH         DEFINED     1,2       100,000
LOWES COS INC                        COM       548661107     73,665   2,436,000 SH         DEFINED     1,2     2,436,000
LYONDELLBASELL INDUSTRIES N       SHS - A -    N53745100    168,401   3,259,800 SH         DEFINED     1,2     3,259,800
MANCHESTER UTD PLC NEW            ORD CL A     G5784H106     10,502     825,000 SH         DEFINED     1,2       825,000
MARATHON PETE CORP                   COM       56585A102     14,357     263,000 SH         DEFINED     1,2       263,000
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589     24,102     975,000 SH         DEFINED     1,2       975,000
MARKET VECTORS ETF TR            RUSSIA ETF    57060U506      3,167     110,000 SH         DEFINED     1,2       110,000
MEAD JOHNSON NUTRITION CO            COM       582839106     23,816     325,000 SH         DEFINED     1,2       325,000
MELCO CROWN ENTMT LTD                ADR       585464100     18,710   1,388,000 SH         DEFINED     1,2     1,388,000
MGIC INVT CORP WIS                   COM       552848103      2,754   1,800,000 SH         DEFINED     1,2     1,800,000
MICHAEL KORS HLDGS LTD               SHS       G60754101    104,669   1,968,200 SH         DEFINED     1,2     1,968,200
MICROSOFT CORP                       COM       594918104    262,290   8,813,500 SH         DEFINED     1,2     8,813,500
NATIONAL OILWELL VARCO INC           COM       637071101      9,894     123,500 SH         DEFINED     1,2       123,500
NEW ORIENTAL ED & TECH GRP I      SPON ADR     647581107     48,617   2,916,448 SH         DEFINED     1,2     2,916,448
NII HLDGS INC                     CL B NEW     62913F201     57,770   7,377,990 SH         DEFINED     1,2     7,377,990
NIKE INC                            CL B       654106103     85,495     900,800 SH         DEFINED     1,2       900,800
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG  71654V101      5,804     263,000 SH         DEFINED     1,2       263,000
PFIZER INC                           COM       717081103    339,613  13,666,500 SH         DEFINED     1,2    13,666,500
PIONEER NAT RES CO                   COM       723787107     19,627     188,000 SH         DEFINED     1,2       188,000
PNC FINL SVCS GROUP INC              COM       693475105     23,032     365,000 SH         DEFINED     1,2       365,000
POLARIS INDS INC                     COM       731068102     78,719     973,400 SH         DEFINED     1,2       973,400
POWERSHARES QQQ TRUST            UNIT SER 1    73935A104     15,428     225,000 SH         DEFINED     1,2       225,000
PRICELINE COM INC                  COM NEW     741503403     91,269     147,510 SH         DEFINED     1,2       147,510
RDA MICROELECTRONICS INC        SPONSORED ADR  749394102      1,593     150,000 SH         DEFINED     1,2       150,000
RESEARCH IN MOTION LTD               COM       760975102      5,685     758,000 SH         DEFINED     1,2       758,000
SALIX PHARMACEUTICALS INC            COM       795435106     89,071   2,103,701 SH         DEFINED     1,2     2,103,701
SANDISK CORP                         COM       80004C101     63,147   1,454,000 SH         DEFINED     1,2     1,454,000
SANTARUS INC                         COM       802817304      1,903     214,248 SH         DEFINED     1,2       214,248
SHERWIN WILLIAMS CO                  COM       824348106     64,284     431,700 SH         DEFINED     1,2       431,700
SPRINT NEXTEL CORP                COM SER 1    852061100    200,920  36,398,463 SH         DEFINED     1,2    36,398,463
SUNCOR ENERGY INC NEW                COM       867224107     87,408   2,660,834 SH         DEFINED     1,2     2,660,834
TAKE-TWO INTERACTIVE SOFTWAR         COM       874054109      2,086     200,000 SH         DEFINED     1,2       200,000
TRANSOCEAN LTD                     REG SHS     H8817H100     52,028   1,159,000 SH         DEFINED     1,2     1,159,000
TRIPADVISOR INC                      COM       896945201     22,722     690,000 SH         DEFINED     1,2       690,000
TRW AUTOMOTIVE HLDGS CORP            COM       87264S106     34,238     783,300 SH         DEFINED     1,2       783,300
TURQUOISE HILL RES LTD               COM       900435108     36,376   4,289,669 SH         DEFINED     1,2     4,289,669
UBS AG                             SHS NEW     H89231338      6,699     550,000 SH         DEFINED     1,2       550,000
UNITEDHEALTH GROUP INC               COM       91324P102    122,074   2,203,100 SH         DEFINED     1,2     2,203,100
UNIVERSAL DISPLAY CORP               COM       91347P105    212,731   6,196,656 SH         DEFINED     1,2     6,196,656
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF 922042858    165,630   3,970,037 SH         DEFINED     1,2     3,970,037
VIMPELCOM LTD                   SPONSORED ADR  92719A106     54,916   4,614,775 SH         DEFINED     1,2     4,614,775
VISA INC                          COM CL A     92826C839    291,589   2,171,500 SH         DEFINED     1,2     2,171,500
WATSON PHARMACEUTICALS INC           COM       942683103     25,716     301,968 SH         DEFINED     1,2       301,968
WISDOMTREE TRUST               INDIA ERNGS FD  97717W422      1,894     100,000 SH         DEFINED     1,2       100,000
XUEDA ED GROUP                  SPONSORED ADR  98418W109        892     270,380 SH         DEFINED     1,2       270,380
YANDEX N V                       SHS CLASS A   N97284108     87,777   3,642,192 SH         DEFINED     1,2     3,642,192
YM BIOSCIENCES INC                   COM       984238105     22,908  12,449,851 SH         DEFINED     1,2    12,449,851
YUM BRANDS INC                       COM       988498101      9,948     150,000 SH         DEFINED     1,2       150,000